DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographic information
Sales revenues	$ 8,328,814	$ 5,442,958	$ 5,898,611
CAPEX	1,485,577	748,974	1,384,193
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	14,695,795	13,274,450
Borrowings	5,436,615	3,785,980	6,096,182
ICT Services provided in Argentina - Personal Network
Geographic information
CAPEX	924,556	653,694	1,277,987
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	12,439,729	12,750,637
Borrowings	5,380,181	3,723,906
ICT Services provided in Argentina - TMA Network
Geographic information
CAPEX	456,602
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	1,645,414
Borrowings	36
Other abroad segments
Geographic information
Sales revenues	384,630	266,915	81,877
CAPEX	104,419	95,280	106,206
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	610,652	523,813
Borrowings	56,398	62,074
Argentina
Geographic information
Sales revenues	7,934,388	5,037,636	5,490,518
Foreign Countries
Geographic information
Sales revenues	$ 394,426	$ 405,322	$ 408,093